Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flows - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (371,005)	$ 1,433,255	$ 465,210
Net cash provided by (used in) investing activities	(34,346)	(19,977)
Net cash provided by (used in) financing activities	$ (156,311)	$ (959,420)	$ (585,859)